Item 1. Report to Shareholders

T. Rowe Price New Asia Fund
--------------------------------------------------------------------------------
April 30, 2004

Certified Semiannual Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

T. Rowe Price New Asia Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

Financial Highlights          For a share outstanding throughout each period

                  6 Months      Year
                     Ended     Ended
                   4/30/04  10/31/03  10/31/02  10/31/01  10/31/00  10/31/99
NET ASSET VALUE

Beginning of
period             $  8.14   $  5.68   $  5.11   $  7.12   $  7.20   $  4.93

Investment
activities

  Net investment
  income (loss)       0.03      0.06      0.03      0.03      0.04      0.05

  Net realized
  and unrealized
  gain (loss)         0.41      2.44      0.54     (2.04)    (0.08)**   2.31

  Total from
  investment
  activities          0.44      2.50      0.57     (2.01)    (0.04)     2.36

Distributions

  Net investment
  income             (0.06)    (0.04)         -         -    (0.04)    (0.09)

  Net realized
  gain               (0.01)         -         -         -         -         -

  Total
  distributions      (0.07)    (0.04)         -         -    (0.04)    (0.09)

NET ASSET VALUE

End of period      $  8.51   $  8.14   $  5.68   $  5.11   $  7.12   $  7.20
                   ---------------------------------------------------------

Ratios/Supplemental
Data

Total return^         5.44%    44.30%    11.15%  (28.23)%   (0.68)%    48.73%

Ratio of total
expenses to
average net
assets                1.07%!    1.17%     1.17%     1.22%     1.08%     1.21%

Ratio of net
investment
income (loss)
to average
net assets            0.68%!    1.06%     0.53%     0.49%     0.41%     0.87%

Portfolio
turnover
rate                  74.3%!    71.7%     72.0%     49.0%     52.2%     69.9%

Net assets,
end of period
(in millions)      $   913   $   826   $   562   $   527   $   875   $   996

   ^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

  ** The amount presented is calculated pursuant to a methodology prescribed by the Securities and Exchange Commission for a share outstanding throughout the period. This amount is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.

   ! Annualized

The accompanying notes are an integral part of these financial statements.

T. Rowe Price New Asia Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                       April 30, 2004

Portfolio of Investments (ss.) ++                        Shares        Value
--------------------------------------------------------------------------------
(Cost and value in $ 000s)

CHINA   5.2%

Common Stocks   5.2%

China Insurance (HKD)                                10,628,000        5,086

China Mobile (Hong Kong) (HKD)                        3,813,000        9,945

China Resources Enterprise (HKD)                      5,304,000        6,105

Cnooc (HKD)                                          18,665,000        6,642

Harbin Brewery Group (HKD)                            4,646,000        1,916

Panva Gas Holdings (HKD) *                            4,279,000        1,904

Panva Gas Holdings, 144A (HKD) *                      7,347,000        3,269

Shanghai Forte Land Company (H shares) (HKD) *       17,066,000        3,760

Shanghai Industrial Holdings (HKD)                    1,889,000        3,522

tom.com (HKD) *                                      26,182,000        5,749

Total China (Cost $50,416)                                            47,898
                                                                      ------

HONG KONG   13.1%

Common Stocks   13.1%

Asia Aluminum Holdings                               17,648,000        2,036

Cathay Pacific Airways                                1,901,000        3,413

Cheung Kong Holdings                                  2,031,000       15,499

Dah Sing Financial                                      534,400        3,821

Esprit Holdings                                         893,001        3,657

Giordano                                             11,710,000        6,733

Grande Holdings                                       4,556,000        5,170

Grande Holdings, 144A                                 1,084,000        1,230

Great Eagle                                           1,631,000        2,395

Henderson Land Development                            1,708,000        7,611

Lee & Man Paper Manufacturing  *                      1,450,000        1,322

Lee & Man Paper Manufacturing, 144A *                 1,542,000        1,406

Li & Fung                                             2,660,000        4,105

Moulin International Holdings, 144A *                 4,894,000        3,404

New World Development                                10,959,199        8,641

Next Media *                                          9,738,000        3,695

Oriental Press Group                                 12,592,000        4,181

PCCW Limited *                                        7,442,000        5,000

Shun Tak Holdings                                     9,660,000        3,905

Sun Hung Kai Properties                                 841,000        7,157

Swire Pacific, Series A                               1,883,000       12,217

Techtronic Industries                                   598,000        1,595

Television Broadcast                                  1,705,000        7,936

Titan Holdings *                                      5,080,000          329

Varitronix                                            3,676,000        3,445

Total Hong Kong (Cost $110,739)                                      119,903
                                                                     -------

INDIA   12.0%

Common Stocks   12.0%

Arvind Mills *                                        3,942,000        4,410

Balaji Telefilms                                      2,480,923        4,753

Ballarpur Industries                                  2,609,338        3,805

Bombay Dyeing *                                       1,604,100        5,375

Castrol (India)                                         275,600        1,117

Colgate-Palmolive (India)                             1,737,468        5,001

HDFC Bank *                                           1,473,872       12,594

Hindalco Industries                                     191,290        4,749

I-Flex Solutions, 144A *                                303,370        3,608

Indian Hotels                                           815,690        7,190

Kotak Mahindra Finance                                1,050,000        9,326

Mahindra & Mahindra                                     461,300        4,865

Moschip Semiconductor *                               1,121,126          907

Oil & Natural Gas *                                     243,000        4,590

Oil & Natural Gas (Regulation S shares) *               157,000        2,966

State Trading Corp. of India                            389,913        1,016

Tata Tea                                                673,800        5,760

Televison Eighteen India *!                             731,079        3,733

Uti Bank                                              1,896,000        6,651

Welspun Gujarat Stahl *                               3,728,845        3,103

Welspun India *                                       1,889,154        3,653

Zee Telefilms                                         3,619,000       10,295

Total India (Cost $79,934)                                           109,467
                                                                     -------

INDONESIA   0.9%

Common Stocks   0.9%

INDOSAT                                              18,897,500        8,520

Total Indonesia (Cost $7,871)                                          8,520
                                                                       -----

MALAYSIA   9.3%

Common Stocks   9.3%

Astro All Asia *                                      1,352,600        1,851

Astro All Asia (Regulation S shares) *                1,845,000        2,525

Berjaya Sports Toto                                   6,993,450        8,051

CIMB Berhad                                           3,480,600        5,072

Hong Leong Bank                                       3,987,900        5,346

Hwang-DBS (Malaysia)                                  6,000,000        3,022

IJM                                                   3,603,600        4,421

Magnum                                                8,259,500        6,289

Malayan Banking Berhad                                2,518,400        6,949

MK Land Holdings                                      7,719,100        5,673

Multi-Purpose Holdings *                              9,904,700        3,298

Multi Purpose Holdings, Warrants, 2/26/09 *           1,081,790          176

Pos Malaysia & Services Holdings                      4,390,600        2,455

Proton Holdings *                                     1,645,400        3,616

Public Bank Berhad                                    5,956,900        5,347

Redtone International *                               5,291,200        2,681

Sime Darby                                            3,122,600        4,437

Symphony House *                                      4,663,600        1,989

Symphony House, Class A *                               633,400          267

Symphony House, Warrants,  3/11/08*                     932,720            0

Telekom Malaysia *                                    1,626,000        4,036

Telekom Malaysia (Regulation S shares)                  685,000        1,700

Transmile Group                                       2,181,700        3,910

Unisem (M) Berhad *                                     612,400        1,525

Total Malaysia (Cost $78,794)                                         84,636
                                                                      ------

SINGAPORE   7.8%

Common Stocks   7.8%

Ascendas, REIT                                        4,578,000        3,601

Ascendas, REIT, 144A                                  5,905,000        4,645

Capitamall Trust, REIT                                6,115,000        5,175

Creative Technology                                     404,200        4,210

DBS                                                   1,004,000        8,400

Elec & Eltek (USD)                                      542,900        1,598

GES International                                    10,700,000        4,161

Goodpack *                                            6,792,000        4,060

GP Batteries                                            793,000        1,529

Keppel                                                1,536,000        6,421

Sembcorp                                              6,248,000        5,230

United Overseas Bank                                  2,021,000       16,202

Venture Manufacturing                                   513,000        5,719

Total Singapore (Cost $64,256)                                        70,951
                                                                      ------

SOUTH KOREA   27.3%

Common Stocks   23.5%

Amorepacific                                             54,220        8,664

Cheil Industries                                        319,230        4,603

CJ Home Shopping                                         58,070        2,127

Daewoo Shipbuilding GDR, 144A (USD)                      19,400          417

Hanwha Chemical                                       1,040,360        6,944

Kookmin Bank *                                          523,916       19,412

Kookmin Bank ADR (USD) *                                 68,800        2,552

Korean Air Lines *                                      314,600        4,254

Kumgang Korea Chemical                                   82,990        8,456

LG Ad                                                   157,290        2,645

LG Chemical                                             138,820        5,573

LG Electronics *                                        148,700        8,934

LG Home Shopping                                         74,500        3,096

LG International                                        633,230        4,833

Lotte Chilsung Beverage                                  13,480        7,950

NCsoft                                                   63,610        4,519

Plenus                                                  322,900        4,318

POSCO                                                     6,890          835

Pusan Bank                                              767,870        4,441

Samsung Electronics                                     152,972       72,044

Shinhan Financial                                       546,200        9,473

Shinsegae                                                27,100        6,094

SK Corporation *                                        192,100        8,011

South Korea Telecom                                      86,280       14,649

                                                                     214,844
                                                                     -------
Preferred Stocks   3.8%

Hyundai Motor                                           479,980        9,030

Samsung Electronics                                      92,540       25,320

                                                                      34,350
                                                                      ------
Total South Korea (Cost $142,683)                                    249,194
                                                                     -------

TAIWAN   16.4%

Common Stocks   16.4%

Acer                                                  5,397,851        7,588

Advantech                                             2,370,023        4,968

Basso Industry                                        2,063,000        4,076

Cathay Financial Holding *                            4,375,000        7,716

Cheng Shin Rubber Industry                            4,031,000        4,667

China Steel                                             456,000          404

China Trust Finance Holdings                          8,603,516        9,203

EVA Airways                                           6,559,851        2,655

Evergreen Marine                                      6,642,460        5,064

Far Eastern Textile *                                 5,853,000        3,491

First Financial Holdings *                            7,313,000        5,324

Formosa Plastic                                       4,688,349        6,667

Hon Hai Precision Industry                            1,794,754        7,034

Merry Electronics                                     2,440,000        5,957

Nan Ya Plastic                                        6,426,631        8,577

Phoenixtec Power                                      2,007,575        2,121

Polaris Securities                                    5,259,600        2,919

Quanta Computer                                       1,376,000        2,884

Taishin Financial Holdings                            8,985,000        7,826

Taiwan Cellular                                       4,359,000        3,984

Taiwan Semiconductor Manufacturing                   11,934,073       20,488

Test Rite *                                           8,187,000        4,610

United Microelectronics                              13,416,280       11,928

Vanguard International Semiconductor *                3,416,000        1,537

Via Technologies                                      4,279,000        4,839

Waffer Technology                                     1,088,000        2,917

Total Taiwan (Cost $132,752)                                         149,444
                                                                     -------

THAILAND   3.0%

Common Stocks   3.0%

Bangkok Bank, NVDR *                                  1,904,200        4,498

C.P. 7-Eleven                                         3,479,400        4,913

Jasmine *                                           102,875,000        2,623

Jasmine, Warrants, 1/30/09 *                        102,875,000        1,388

Kasikornbank Public, NVDR *                           4,053,500        4,914

Shin                                                  6,884,100        6,065

Siam Commercial Bank                                  2,907,200        3,343

True, Rights *                                        1,597,894            0

Total Thailand (Cost $17,358)                                         27,744
                                                                      ------

UNITED KINGDOM   0.8%

Common Stocks   0.8%

HSBC (HKD)                                              532,434        7,782

Total United Kingdom (Cost $6,091)                                     7,782
                                                                       -----

SHORT-TERM INVESTMENTS   1.9%

Money Market Funds   1.9%

T. Rowe Price Reserve Investment Fund, 1.09% #       17,250,251       17,250

Total Short-Term Investments (Cost $17,250)                           17,250
                                                                      ------

SECURITIES LENDING COLLATERAL   5.0%

Money Market Pooled Account   5.0%

Investment in money market pooled account managed
by JP Morgan Chase Bank, London, 1.06% #             45,341,794       45,342

Total Securities Lending Collateral (Cost $45,342)                    45,342
                                                                      ------
Total Investments in Securities

102.7% of Net Assets (Cost $753,486)                                $938,131
                                                                    --------

  (ss.) Denominated in currency of country of incorporation unless otherwise noted

     ++ At April 30, 2004, a substantial number of the fund's international securities were valued by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. See Note 1.

      !  Affiliates

      #  Seven-day yield

      *  Non-income producing

   144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers - total value of such securities at period-end amounts to $17,979 and represents 2.0% of net assets

    ADR  American Depository Receipts

    GDR  Global Depository Receipts

    HKD  Hong Kong dollar

   NVDR  Non Voting Depository Receipt

   REIT  Real Estate Investment Trust

    USD  U.S. dollar

The accompanying notes are an integral part of these financial statements.

T. Rowe Price New Asia Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                         April 30, 2004

Statement of Assets and Liabilities
--------------------------------------------------------------------------------
(Amounts in $ 000s except shares and per share amounts)

Assets

Investments in securities, at value (cost $753,486)                 $  938,131

Other assets                                                            27,915

Total assets                                                           966,046

Liabilities

Total liabilities                                                       52,567

NET ASSETS                                                          $  913,479
                                                                    ----------

Net Assets Consist of:

Undistributed net investment income (loss)                          $    3,181

Undistributed net realized gain (loss)                                (119,523)

Net unrealized gain (loss)                                             183,496

Paid-in-capital applicable to 107,367,111 shares of
$0.01 par value capital stock outstanding;
2,000,000,000 shares of the Corporation authorized                     846,325

NET ASSETS                                                          $  913,479
                                                                    ----------

NET ASSET VALUE PER SHARE                                           $     8.51
                                                                    ----------


The accompanying notes are an integral part of these financial statements.

T. Rowe Price New Asia Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

Statement of Operations
--------------------------------------------------------------------------------
($ 000s)
                                                                      6 Months
                                                                         Ended
                                                                       4/30/04
Investment Income (Loss)

Income

  Dividend (net of foreign taxes of $1,235)                         $    7,656

  Securities lending                                                       488

  Interest (net of foreign taxes of $1)                                      4

  Total income                                                           8,148

Expenses

  Investment management                                                  3,763

  Shareholder servicing                                                    872

  Custody and accounting                                                   215

  Legal and audit                                                           37

  Prospectus and shareholder reports                                        37

  Registration                                                              26

  Directors                                                                  3

  Miscellaneous                                                             37

  Net expenses                                                           4,990

Net investment income (loss)                                             3,158

Realized and Unrealized Gain (Loss)

Net realized gain (loss)

  Securities (net of foreign taxes of of $9,583)                       109,111

  Foreign currency transactions                                            (71)

  Net realized gain (loss)                                             109,040

Change in net unrealized gain (loss)

  Securities (net of increase in deferred foreign taxes of $218)       (68,886)

  Other assets and liabilities
  denominated in foreign currencies                                        (60)

  Change in net unrealized gain (loss)                                 (68,946)

Net realized and unrealized gain (loss)                                 40,094

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                              $   43,252
                                                                    ----------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price New Asia Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
($ 000s)
                                                         6 Months         Year
                                                            Ended        Ended
                                                          4/30/04     10/31/03
Increase (Decrease) in Net Assets

Operations

  Net investment income (loss)                         $    3,158   $    6,413

  Net realized gain (loss)                                109,040       36,708

  Change in net unrealized gain (loss)                    (68,946)     203,675

  Increase (decrease) in net assets from operations        43,252      246,796

Distributions to shareholders

  Net investment income                                    (6,157)      (3,896)

  Net realized gain                                        (1,026)           -

  Decrease in net assets from distributions                (7,183)      (3,896)

Capital share transactions *

  Shares sold                                             198,503      690,304

  Distributions reinvested                                  6,818        3,715

  Shares redeemed                                        (154,039)    (672,776)

  Increase (decrease) in net assets from capital
  share transactions                                       51,282       21,243

Net Assets

Increase (decrease) during period                          87,351      264,143

Beginning of period                                       826,128      561,985

End of period                                          $  913,479   $  826,128
                                                       -----------------------

(Including undistributed net investment income of $3,181 at 4/30/04 and $6,180 at 10/31/03)

*Share information

  Shares sold                                              22,815      116,376

  Distributions reinvested                                    835          643

  Shares redeemed                                         (17,809)    (114,487)

  Increase (decrease) in shares outstanding                 5,841        2,532

The accompanying notes are an integral part of these financial statements.

T. Rowe Price New Asia Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                       April 30, 2004

Notes to Financial Statements

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price International Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The T. Rowe Price New Asia Fund (the fund), a nondiversified, open-end management investment company, is one portfolio established by the corporation and commenced operations on September 28, 1990. The fund seeks long-term growth of capital through investments in companies located (or with primary operations) in Asia (excluding Japan).

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the
T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Credits
The fund earns credits on temporarily uninvested cash balances at the custodian that reduce the fund's custody charges. Custody expense in the accompanying financial statements is presented before reduction for credits.

Investment Transactions, Investment Income, and Distributions
Income and expenses are recorded on the accrual basis. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared and paid on an annual basis. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.

Other
In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Emerging Markets
At April 30, 2004, approximately 96% of the fund's net assets were invested in securities of companies located in emerging markets or denominated in or linked to the currencies of emerging market countries. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

Securities Lending
The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. Securities lending revenue recognized by the fund consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower and compensation to the lending agent. At April 30, 2004, the value of loaned securities was $73,029,000; aggregate collateral consisted of $45,342,000 in the money market pooled account and U.S. government securities valued at $34,083,000.

Affiliated Companies
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities. At April 30, 2004, the value of affiliated companies totaled $3,733,000, representing 0.4% of the value of the fund's investments in securities.

Other
Purchases and sales of portfolio securities, other than short-term securities, aggregated $351,549,000 and $327,799,000, respectively, for the six months ended April 30, 2004.

NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of April 30, 2004.

The fund intends to retain realized gains to the extent of available capital loss carryforwards. As of October 31, 2003, the fund had $227,014,000 of unused capital loss carryforwards, of which $148,017,000 expire in fiscal 2006, $38,195,000 expire in fiscal 2009, and $40,802,000 expire in fiscal 2010.

At April 30, 2004, the cost of investments for federal income tax purposes was $753,486,000. Net unrealized gain aggregated $183,496,000 at period-end, of which $212,850,000 related to appreciated investments and $29,354,000 related to depreciated investments.

NOTE 4 - FOREIGN TAXES

The fund is subject to foreign income taxes imposed by certain countries in which it invests. Foreign income taxes are accrued by the fund as a reduction of income.

Gains realized upon disposition of Indian securities held by the fund are subject to capital gains tax in India, payable prior to repatriation of sale proceeds. The tax is computed on net realized gains, and realized losses in excess of gains may be carried forward eight years to offset future gains. In addition, the fund accrues a deferred tax liability for net unrealized gains on Indian securities. At April 30, 2004, the fund had a deferred tax liability of $1,083,000, and $61,638,000 of capital loss carryforwards that expire in fiscal 2011.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price International, Inc. (the manager), a wholly owned subsidiary of T. Rowe Price Associates, Inc. (Price Associates), which is wholly owned by T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.50% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its average daily net assets to those of the group. At April 30, 2004, the effective annual group fee rate was 0.32%, and investment management fee payable totaled $661,000.

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. Expenses incurred pursuant to these service agreements totaled $661,000 for the six months ended April 30, 2004, of which $164,000 was payable at period-end.

The fund is also one of several mutual funds sponsored by Price Associates (underlying Price funds) in which the T. Rowe Price Spectrum Funds (Spectrum Funds) may invest. The Spectrum Funds do not invest in the underlying Price funds for the purpose of exercising management or control. Pursuant to a special servicing agreement, expenses associated with the operation of the Spectrum Funds are borne by each underlying Price fund to the extent of estimated savings to it and in proportion to the average daily value of its shares owned by the Spectrum Funds. Expenses allocated under this agreement are reflected as shareholder servicing expense in the accompanying financial statements. For the six months ended April 30, 2004, the fund was allocated $8,000 of Spectrum Funds' expenses, of which $4,000 related to services provided by Price and $2,000 was payable at period-end. At April 30, 2004, approximately 0.4% of the outstanding shares of the fund were held by the Spectrum Funds.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The Reserve Funds pay no investment management fees. During the six months ended April 30, 2004, dividend income from the Reserve Funds totaled $112,000.

T. Rowe Price New Asia Fund
--------------------------------------------------------------------------------
Certified Semiannual Report

Information on Proxy Voting
--------------------------------------------------------------------------------

A description of the policies and procedures that the T. Rowe Price New Asia Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 1-800-225-5132. It also appears in the fund's Statement of Additional Information (Form 485B), which can be found on the SEC's Web site, www.sec.gov.


Item 2.  Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant's annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant's most recent fiscal half-year.

Item 3.  Audit Committee Financial Expert.

Disclosure required in registrant's annual Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

Disclosure required in registrant's annual Form N-CSR.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant's annual Form N-CSR.

     (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

     (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.


                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Funds, Inc.



By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     June 15, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     June 15, 2004


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     June 15, 2004